BUSINESS ACQUISITIONS AND GOODWILL - Cash Consideration Paid (Details) - USD ($) $ in Thousands	Jul. 01, 2017	Sep. 16, 2016
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	$ 71,610
Less: cash balances acquired	4,567
Net cash consideration paid	$ 67,043
Powerband Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid in cash		$ 41,856
Less: cash balances acquired		1
Net cash consideration paid		$ 41,855